Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Revenue
Other revenue	$ 13,556	$ 36,345	$ 28,028
Total revenue	163,440	511,529	486,011
Other income	3,672	1,063	220
Service cost
Procurement cost of hotels and packages services	19,146	141,404	160,824
Other cost of providing services	3,162	12,916	12,588
Personnel expenses	105,661	129,836	113,567
Marketing and sales promotion expenses	22,741	166,603	192,080
Other operating expenses	51,075	185,401	133,295
Depreciation and amortization	33,010	33,682	26,817
Impairment of goodwill		272,160
Result from operating activities	(67,683)	(429,410)	(152,940)
Finance income	12,100	3,362	6,459
Finance costs	4,798	21,433	11,329
Net finance income (costs)	7,302	(18,071)	(4,870)
Impairment in respect of an equity-accounted investee			(9,926)
Share of loss of equity-accounted investees	(168)	(65)	(887)
Loss before tax	(60,549)	(447,546)	(168,623)
Income tax benefit	4,507	29	740
Loss for the year	(56,042)	(447,517)	(167,883)
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit liability, net of tax	(199)	(346)	(585)
Equity instruments at FVOCI - net change in fair value, net of tax	1,825	(1,979)	(508)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	1,626	(2,325)	(1,093)
Items that are or may be reclassified subsequently to profit or loss:
Foreign currency translation differences on foreign operations, net of tax	13,497	(73,252)	(72,919)
Total other comprehensive income that will be reclassified to profit or loss, net of tax	13,497	(73,252)	(72,919)
Other comprehensive income (loss) for the year, net of tax	15,123	(75,577)	(74,012)
Total comprehensive loss for the year	(40,919)	(523,094)	(241,895)
Profit (loss) attributable to:
Owners of the Company	(55,639)	(447,781)	(167,759)
Non-controlling interests	(403)	264	(124)
Loss for the year	(56,042)	(447,517)	(167,883)
Total comprehensive loss attributable to:
Owners of the Company	(40,531)	(523,048)	(241,759)
Non-controlling interests	(388)	(46)	(136)
Total comprehensive loss for the year	$ (40,919)	$ (523,094)	$ (241,895)
Loss per share (in USD)
Basic	$ (0.52)	$ (4.26)	$ (1.61)
Diluted	$ (0.52)	$ (4.26)	$ (1.61)
Air Ticketing [Member]
Revenue
Revenue from operations	$ 57,013	$ 174,361	$ 166,714
Hotels and Packages [Member]
Revenue
Revenue from operations	67,976	235,814	237,524
Bus Ticketing [Member]
Revenue
Revenue from operations	$ 24,895	$ 65,009	$ 53,745